INTANGIBLE ASSETS AND GOODWILL (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets [Table Text Block]
	License	Customer/Supplier Relationships	Trademarks and Brands	Patents	Non- Compete Agreements	Goodwill	Total
Cost
At December 31, 2022	$1,396	$7,512	$5,154	$4,530	$1,190	$23,633	$43,415
Additions	-	194	-	-	-	-	194
Impairment	(752)	(4,418)	(1,599)	(3,432)	(529)	(23,372)	(34,102)
At June 30, 2023	$644	$3,288	$3,555	$1,098	$661	$261	$9,507

Accumulated Amortization
At December 31, 2022	$-	$348	$618	$621	$463	$-	$2,050
Additions	142	663	319	277	198	-	1,599
At June 30, 2023	$142	$1,011	$937	$898	$661	$-	$3,649

Foreign currency translation	24	76	20	-	-	(261)	(141)
Net book value at June 30, 2023	$526	$2,353	$2,638	$200	$-	$-	$5,717

In Thousands of United States dollars	License	Customer Relationships	Trademarks and Brands	Patents	Non-Compete Agreements	Goodwill	Total
Cost
At December 31, 2020	$410	$189	$121	$-	$-	$431	$1,151
Additions	200	-	-	-	-	-	200
Acquired through business combinations	-	1,570	2,090	4,300	1,190	19,675	28,825
Impairment	-	-	-	-	-	(51)	(51)
At December 31, 2021	$610	$1,759	$2,211	$4,300	$1,190	$20,054	$30,124

Accumulated Amortization
At December 31, 2020	$64	$-	$-	$-	$-	$-	$64
Additions	65	26	35	48	66	-	240
At December 31, 2021	$129	$26	$35	$48	$66	$-	$304

Foreign Currency translation	(30)	-	-	-	-	-	(30)
Net book value at December 31, 2021	$451	$1,733	$2,176	$4,252	$1,124	$20,054	$29,790
In Thousands of United States dollars	License	Customer/Supplier Relationships	Trademarks and Brands	Patents	Non- Compete Agreements	Goodwill	Total
Cost
At December 31, 2021	$610	$1,759	$2,211	$4,300	$1,190	$20,054	$30,124
Acquired through business combinations	1,397	5,945	3,063	230	-	29,031	39,666
Impairment	(128)	(1)	(31)	-	-	(25,452)	(25,612)
At December 31, 2022	$1,879	$7,703	$5,243	$4,530	$1,190	$23,633	$44,178

Accumulated Amortization
At December 31, 2021	$129	$26	$35	$48	$66	$-	$304
Additions	144	360	623	573	397	-	2,097
At December 31, 2022	$273	$386	$658	$621	$463	$-	$2,401

Foreign Currency translation	(46)	17	(19)	-	-	(261)	(309)
Net book value at December 31, 2022	$1,560	$7,334	$4,566	$3,909	$727	$23,372	$41,468

Schedule of weighted average amortization period of intangible assets [Table Text Block]
License	5.0 years
Customer relationships	5.9 years
Trademarks and brands	7.1 years
Patents	7.6 years
Non-complete agreements	1.8 years
Total	6.3 years

Schedule of estimation of amortization expense [Table Text Block]
2023	$587
2024	1,173
2025	1,109
2026	1,096
2027	1,032
Thereafter	720
Total	$5,717

2023	$3,254
2024	$3,180
2025	$2,754
2026	$2,741
2027	$2,667

Schedule of goodwill [Table Text Block]
	Vessel	JustCBD	Franchise	Total
Gross goodwill recorded prior to December 31, 2022	$19,675	$25,038	$3,732	$48,445
Impairment recorded prior to December 31, 2022	(19,675)	(5,398)	-	(25,073)
Net book value as at December 31, 2022	-	19,640	3,732	23,372
Impairment recorded	-	(19,640)	(3,732)	(23,372)
Net book value as at June 30, 2023	$-	$-	$-	$-

In Thousands of United States dollars	Pharmaceuticals	Food and beverage	Vessel	JustCBD	Franchise	Total
Gross goodwill recorded prior to December 31, 2020	$1,413	$834	$-	$-	$-	$2,247
Impairment recorded prior to December 31, 2020	(1,034)	(783)	-	-	-	(1,817)
Net book value as at December 31, 2020	379	51	-	-	-	430
Acquired through business combinations	-	-	19,675	-	-	19,675
Impairment	-	(51)	-	-	-	(51)
Net book value as at December 31, 2021	379	-	19,675	-	-	20,054
Acquired through business combinations	-	-	-	25,315	3,716	29,031
Impairment	(379)	-	(19,675)	(5,398)	-	(25,452)
Foreign exchange impacts	-	-	-	(277)	16	(261)
Net book value as at December 31, 2022	$-	$-	$-	$19,640	$3,732	$23,372